Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 98,420	$ 96,167
Borrowings	1,188,962	1,188,542
Leases Liabilities	309,082
Derivative financial instruments	1,423	283
Total	1,597,887	1,284,992
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	94,821	95,956
Borrowings	122,403	190,671
Leases Liabilities	46,370
Derivative financial instruments	1,423	258
Total	265,017	286,885
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	3,399	6
Borrowings	154,682	74,478
Leases Liabilities	52,372
Derivative financial instruments	0	25
Total	210,453	74,509
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	30	18
Borrowings	230,058	286,557
Leases Liabilities	89,259
Derivative financial instruments	0	0
Total	319,347	286,575
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	170	187
Borrowings	681,819	636,836
Leases Liabilities	121,081
Derivative financial instruments	0	0
Total	$ 803,070	$ 637,023